Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

7.Income Taxes

The provision for income taxes is as follows:

For the years ended December 31	2014	2013	2012

Current Tax
Canada	$249	$(152)	$(219)
United States	(21)	(64)	(25)
Other Countries	15	25	44
Total Current Tax Expense (Recovery)	243	(191)	(200)

Deferred Tax
Canada	713	(106)	(902)
United States	246	52	(935)
Other Countries	1	(3)	-
Total Deferred Tax Expense (Recovery)	960	(57)	(1,837)
Income Tax Expense (Recovery)	$1,203	$(248)	$(2,037)

The following table reconciles income taxes calculated at the Canadian statutory rate with the actual income taxes:

For the years ended December 31	2014	2013	2012

Net Earnings (Loss) Before Income Tax
Canada	$3,744	$(316)	$(2,246)
United States	665	46	(2,978)
Other Countries	220	258	393
Total Net Earnings (Loss) Before Income Tax	4,629	(12)	(4,831)
Canadian Statutory Rate	25.7%	25.1%	25.0%
Expected Income Tax	1,190	(3)	(1,208)
Effect on Taxes Resulting From:
Statutory rate and other foreign differences	7	(42)	(412)
Effect of legislative changes	-	(70)	-
Non-taxable capital (gains) losses	64	48	(16)
Tax differences on divestitures and transactions	8	(28)	(307)
Partnership tax allocations in excess of funding	(53)	(41)	(40)
Amounts in respect of prior periods	(19)	(103)	(64)
Other	6	(9)	10
	$1,203	$(248)	$(2,037)
Effective Tax Rate	26.0%	2,066.7%	42.2%

Statutory rate and other foreign differences above include statutory and other rate differences and international financing, which were previously reported separately in 2012.

The net deferred income tax asset (liability) consists of:

As at December 31	2014	2013

Deferred Income Tax Assets
Property, plant and equipment	$217	$786
Compensation plans	91	109
Accrued and unpaid expense	59	61
Non-capital and net capital losses carried forward	492	429
Alternative minimum tax and foreign tax credits	205	199
Less valuation allowance	(12)	(6)
Other	72	95

Deferred Income Tax Liabilities
Property, plant and equipment	(2,485)	(407)
Risk management	(226)	(63)
Unrealized foreign exchange gains	(48)	(120)
Other	(26)	(29)
Net Deferred Income Tax Asset (Liability)	$(1,661)	$1,054

The net deferred income tax asset (liability) is reflected in the Consolidated Balance Sheet as follows:

As at December 31	2014	2013

Current deferred income tax asset	$-	$118
Non-current deferred income tax asset	296	939
Current deferred income tax liability	(128)	(3)
Non-current deferred income tax liability	(1,829)	-
Net Deferred Income Tax Asset (Liability)	$(1,661)	$1,054

Tax pools, loss carryforwards, charitable donations and tax credits that can be utilized in future years are as follows:

		Expiration
As at December 31	2014	Date

Canada
Tax pools	$2,188	Indefinite
Net capital losses	1	Indefinite
Non-capital losses	58	2027 - 2034
United States
Tax basis	$6,769	Indefinite
Non-capital losses	1,306	2031 - 2034
Charitable donations	9	2018 - 2019
Alternative minimum tax credits	34	Indefinite
Foreign tax credits (net of valuation allowance)	159	2021 - 2024

As at December 31, 2014, approximately $2.6 billion of Encana’s unremitted earnings from its foreign subsidiaries were considered to be permanently reinvested outside of Canada and, accordingly, Encana has not recognized a deferred tax liability for Canadian income taxes in respect of such earnings.  If such earnings were to be remitted to Canada, Encana may be subject to Canadian income taxes and foreign withholding taxes.  However, determination of any potential amount of unrecognized deferred income tax liabilities is not practicable.

The following table presents changes in the balance of Encana’s unrecognized tax benefits excluding interest:

For the years ended December 31	2014	2013

Balance, Beginning of Year	$(119)	$(164)
Additions for tax positions taken in the current year	(289)	-
Additions for tax positions of prior years	(1)	-
Reductions for tax positions of prior years	2	2
Lapse of statute of limitations	-	4
Settlements	2	29
Foreign currency translation	23	10
Balance, End of Year	$(382)	$(119)

The unrecognized tax benefit is reflected in the Consolidated Balance Sheet as follows:

For the years ended December 31	2014	2013

Income tax receivable	$(36)	$-
Other liabilities and provisions (See Note 14)	(279)	(133)
Current deferred income tax liability	1	(2)
Non-current deferred income tax asset	(68)	16
Balance, End of Year	$(382)	$(119)

If recognized, all of Encana’s unrecognized tax benefits as at December 31, 2014 would affect Encana’s effective income tax rate.  Encana does not anticipate that the amount of unrecognized tax benefits will significantly change during the next 12 months.

Encana recognizes interest accrued in respect of unrecognized tax benefits in interest expense.  During 2014, Encana recognized an expense of $1 million (2013 – recovery of $6 million; 2012 – recovery of $8 million) in interest expense.  As at December 31, 2014, Encana had a liability of $2 million (2013 – $1 million) for interest accrued in respect of unrecognized tax benefits.

Included below is a summary of the tax years, by jurisdiction, that remain subject to examination by the taxation authorities.

Jurisdiction	Taxation Year

Canada - Federal	2006	-	2014
Canada - Provincial	2006	-	2014
United States - Federal	2011	-	2014
United States - State	2010	-	2014
Other	2013	-	2014

Encana and its subsidiaries file income tax returns primarily in Canada and the United States.  Issues in dispute  for audited years and audits for subsequent years are ongoing and in various stages of completion.